Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income tax expense	$ 5,199	$ 4,422	$ 1,754
Income tax benefit due to revaluation of deferred tax assets and liabilities			$ 1,800
Tax credit carryforward	$ 500	$ 300